RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

22.	RELATED PARTY TRANSACTIONS

As of December 31, 2020, there was an outstanding note receivable amounting to $87 thousand due from the Company’s Chief Executive Officer in connection with the purchase of 500,000 shares of the Company’s Common Stock. The note was originally entered into in 1999 in the amount of $130 thousand and no interest was due on this debt which was collateralized by Common Stock. During the fourth quarter of 2021, the outstanding note receivable was repaid in full.

As disclosed in Note 10, as of December 31, 2021 and 2020, Legacy Airspan has a Subordinated Term Loan with a related party. This related party has an indirect, non-controlling beneficial interest in Fortress, which is the agent and principal lender under the Fortress Credit Agreement and the collateral agent and trustee under the Fortress Convertible Note Agreement and the Convertible Notes. This related party also has an indirect, non-controlling beneficial interest in each holder of Convertible Notes. The Company derived approximately $0.6 million in revenue from sales of products and services to this related party for the year ended December 31, 2021. As of December 31, 2021, the Company had outstanding receivables amounting to $0.4 million from this related party.

The Company has an outstanding receivable from and payable to a related party, a stockholder, amounting to $0.4 million and $12.1 million, respectively, as of December 31, 2021.

In addition, the Company has an outstanding accounts receivable from a separate related party, also a stockholder, amounting to $11.5 million as of December 31, 2021. The Company derived approximately $38.4 million in revenue from sales of products and services to this related party for the year ended December 31, 2021. A senior executive at this customer is also a member of the Company’s Board of Directors.

The Company derived revenues from sales of products and services to Dense Air amounting to $1.2 million and $2.5 million for the years ended December 31, 2021 and 2020, respectively.